Revisions to Previously Issued Quarterly Financial Statements	9 Months Ended
Sep. 30, 2021
Revisions to Previously Issued Quarterly Financial Statements
Revisions to Previously Issued Quarterly Financial Statements

Revisions to Previously Issued Quarterly Financial Statements (Unaudited)

Together with its consolidated subsidiaries, Norwegian Cruise Line Holdings Ltd. is referred to in this exhibit as the “Company” and “we”.

The Company has identified certain errors in its Consolidated Balance Sheets as of March 31, 2021, June 30, 2021 and September 30, 2021 and Consolidated Statements of Cash Flows for the respective periods then ended. Based on their nature, certain amounts shown as cash and cash equivalents should have been classified as short-term investments. Short-term investments include investments with maturities of three to 12 months which are stated at cost and present insignificant risk of changes in value. We have determined that these errors were not material to the previously issued interim financial statements for the periods ended March 31, 2021, June 30, 2021 and September 30, 2021.

The impact of these changes to our previously reported Consolidated Balance Sheets and Consolidated Statements of Cash Flows as of and for the three, six and nine month periods ended March 31, 2021, June 30, 2021 and September 30, 2021, respectively, is as follows (in thousands):

	As of March 31, 2021
	Previously		As
	Reported	Adjustments	Revised
Current assets
Cash and cash equivalents	$3,508,033	$(205,000)	$3,303,033
Short-term investments	—	205,000	205,000

	Three months ended March 31, 2021
	Previously		As
	Reported	Adjustments	Revised
Cash flows from investing activities
Purchases of short-term investments	$—	$(205,000)	$(205,000)
Net cash used in investing activities	(138,266)	(205,000)	(343,266)

Net increase (decrease) in cash and cash equivalents	207,551	(205,000)	2,551
Cash and cash equivalents at end of period	3,508,033	(205,000)	3,303,033

	As of June 30, 2021
	Previously		As
	Reported	Adjustments	Revised
Current assets
Cash and cash equivalents	$2,750,140	$(385,000)	$2,365,140
Short-term investments	—	385,000	385,000

	Six months ended June 30, 2021
	Previously		As
	Reported	Adjustments	Revised
Cash flows from investing activities
Purchases of short-term investments	$—	$(385,000)	$(385,000)
Net cash used in investing activities	(315,215)	(385,000)	(700,215)

Net increase (decrease) in cash and cash equivalents	(550,342)	(385,000)	(935,342)
Cash and cash equivalents at end of period	2,750,140	(385,000)	2,365,140

	As of September 30, 2021
	Previously		As
	Reported	Adjustments	Revised
Current assets
Cash and cash equivalents	$1,934,816	$(565,000)	$1,369,816
Short-term investments	—	565,000	565,000

	Nine months ended September 30, 2021
	Previously		As
	Reported	Adjustments	Revised
Cash flows from investing activities
Purchases of short-term investments	$—	$(770,000)	$(770,000)
Proceeds from maturities of short-term investments	—	205,000	205,000
Net cash used in investing activities	(542,971)	(565,000)	(1,107,971)

Net increase (decrease) in cash and cash equivalents	(1,365,666)	(565,000)	(1,930,666)
Cash and cash equivalents at end of period	1,934,816	(565,000)	1,369,816

We will revise the historical Consolidated Statements of Cash Flows for the March 31, 2021, June 30, 2021 and September 30, 2021 periods presented in previously issued financial statements in the Company’s future Form 10-Q filings to reflect the impact of the revisions.